INVENTORY	12 Months Ended
Dec. 31, 2023
INVENTORY
INVENTORY

4.INVENTORY

As of December 31, 2023 and 2022, inventory consists of the following:

	2023	2022
Raw Materials	$1,192,369	$2,761,602
Work-in-Process	3,326,832	3,977,761
Finished Goods	4,320,336	4,210,708
Total Inventory	$8,839,537	$10,950,071